Borrowings - Schedule of reconciliation of loan (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 98,806
Proceeds of issue	92,309		€ 39,587
Borrowings, ending period	176,847		98,806
Less: non-current portion	(132,768)		(87,227)
CURRENT PORTION	44,079		11,580
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	89,182		49,671
Proceeds of issue	91,111		38,502
Transaction costs	(11,198)		(255)
Accrued interest	12,942		7,521
Payment of interest	(11,022)		(7,685)
Exchange rate difference	(3,494)		1,429
Borrowings, ending period	167,520	$ 186.2	89,182
Less: non-current portion	(127,119)		(79,709)
CURRENT PORTION	€ 40,401		€ 9,473